REVENUES (Tables)	12 Months Ended
Dec. 31, 2020
REVENUES
Schedule of revenue

	For the Year Ended December 31,
	2018	2019	2020
Information and analytics services
Data services	125,147	138,643	166,264
Analytics services	81,054	129,905	137,088

Subtotal	206,201	268,548	303,352
Marketplace services
Promotion services	189,718	244,154	301,962
Listing services	25,105	66,948	30,596

Subtotal	214,823	311,102	332,558

Total	421,024	579,650	635,910

Schedule of changes in deferred revenue

	For the Year Ended December 31,
	2018	2019	2020
Deferred revenue as of the beginning of the year	137,860	143,254	203,531
Cash received in advance, net of VAT	423,354	544,140	579,623
Revenue recognized from opening balance of deferred revenue	(127,630)	(142,697)	(198,722)
Revenue recognized from deferred revenue arising during current year	(282,087)	(341,166)	(360,291)
Reclassification of VAT payable as of January 1, 2018 as a result of adoption of ASC Topic 606	(8,243)	—	—
Deferred revenue as of the end of the year	143,254	203,531	224,141